Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2013	239,867	$17.15
Granted	656,650	13.76
Forfeited	(78,576)	16.93
Vested	(205,143)	17.31
Balance December 31, 2014	612,798	$13.49
Granted	186,702	6.95
Forfeited	(63,950)	12.29
Vested	(330,252)	13.33
Balance December 31, 2015	405,298	$10.80

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2013	162,633	$16.90
Granted and vested	111,585	17.39
Non vested shares granted in prior years and vested 2014	93,558	17.20
Granted and vested shares in prior years, but cancelled during 2014	(58,324)	16.63
As at December 31, 2014	309,452	$17.22
Granted and vested	52,802	6.89
Non vested shares granted in prior years and vested 2015	277,450	14.56
Granted and vested shares in prior years, but cancelled during 2015	(29,817)	16.59
As at December 31, 2015	609,887	$15.15